SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details)		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Period-end spot rate [Member] | China, Yuan Renminbi
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate		1	1
Average rate		7.1203	7.0149
Period-end spot rate [Member] | Hong Kong, Dollars
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate		1	1
Average rate		7.7813	7.7702
Average Rate [Member] | China, Yuan Renminbi
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate	1	1	1	1	1	1
Average rate	7.2168	7.1946	7.2008	7.2168	7.153	6.8526
Average Rate [Member] | Hong Kong, Dollars
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate	1	1	1	1
Average rate	7.7928	7.8126	7.8083	7.7928
Year-end spot rate [Member] | China, Yuan Renminbi
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate	1			1	1	1
Average rate	7.2579			7.2579	7.2221	6.868
Year-end spot rate [Member] | Hong Kong, Dollars
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate	1			1
Average rate	7.7793			7.7793